Long-term debt, current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long Term Bank Debt [Abstract]
Bank debt	$ 98,700	$ 98,700
Unamortized deferred financing costs	(402)	(598)
Bank debt, net of uamortized deferred financing costs	98,298	98,102
Current portion of bank debt	6,000	0
Unamortized deferred financing costs, current	(196)	0
Current portion of long-term bank debt, net of unamortized deferred financing costs	5,804	0
Long-term portion of bank debt	92,700	98,700
Unamortized deferred financing costs, non-current	(206)	(598)
Long-term bank debt, net of current portion and unamortized deferred financing costs	$ 92,494	$ 98,102